Note 14 - Commitments and Contingencies - Schedule of Time Charter Arrangements (Details) $ in Thousands	Jun. 30, 2022 USD ($)
2022	$ 426,802
2023	779,044
2024	705,932
2025	540,179
2026	283,862
2027 and thereafter	479,904
Total	$ 3,215,723